PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended
Sep. 30, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

3.    PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of September 30, 2021 and December 31, 2020, the major components of prepaid expenses and other current assets consisted of the following:

	September 30, 2021	December 31, 2020
Deferred transaction costs	$2,842,998	$—
Vendor funds receivable	1,028,253	866,276
Other prepaid expenses	1,949,091	765,677
Other receivables	569,177	499,942
Total	$6,389,519	$2,131,895